Acquisitions (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)		Dec. 31, 2012 USD ($)		Dec. 31, 2012 Damilo Group [Member] USD ($)	Dec. 31, 2012 Damilo Group [Member] EUR (€)	Dec. 31, 2014 Damilo Group [Member] USD ($)	Dec. 31, 2014 Damilo Group [Member] EUR (€)	Dec. 31, 2013 Damilo Group [Member] USD ($)	Dec. 31, 2013 Damilo Group [Member] EUR (€)
Business Acquisition [Line Items]
Total cash consideration paid for acquisitions, net of cash acquired or Total purchase price	$ 32.0		$ 46.3		$ 49.0		$ 28.0	€ 21.2
Assumed liabilities							44.6	33.8
Goodwill	1,075.2	[1],[2]	1,090.9	[1],[2]	1,041.3	[1]	40.6	30.8
Goodwill acquired during the period	39.4		52.2
Intangible assets	286.8		309.1						5.1	4.2	6.8	5.0
Intangible assets acquired during the period	10.1		10.1
Assets acquired, net of goodwill, related intangible assets and cash							$ 23.6	€ 17.9

[1]	Balances were net of accumulated impairment loss of $513.4 as of January 1, 2013, December 31, 2013 and December 31, 2014.
[2]	Balances were net of accumulated impairment loss of $513.4 as of both December 31, 2014 and 2013.